Intangible assets - Additional Information (Details)			12 Months Ended
	Feb. 16, 2021 CAD ($) $ / shares shares	Feb. 16, 2021 EUR (€) shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2023 $ / shares	Feb. 16, 2021 $ / shares
Intangible assets
Additions to intangible assets			$ 32,202	$ 528,726
Share price | $ / shares					$ 0.50
Intellectual property
Intangible assets
Additions to intangible assets	$ 461,134	€ 300,000
Shares issued for purchase of intangible assets | shares	30,000	30,000
Share price | (per share)	$ 19.13					$ 15.07
Total consideration	$ 1,035,070